December 12, 2014

Supplement to the Prospectus dated June 2, 2014, as supplemented December 9, 2014

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The Fund’s Board of Trustees has determined to close the Fund temporarily to new share sales. Thus, effective December 12, 2014, the Fund’s transfer agent will not accept orders for sales of additional shares of the Fund, either from current Fund shareholders or from new investors, until otherwise notified by the Fund.

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This Supplement, a Supplement dated December 9, 2014, the Prospectus dated June 2, 2014 and the Statement of Additional Information, dated June 2, 2014, as supplemented September 29, 2014, November 12, 2014 and December 9, 2014, provide relevant information for all shareholders and should be retained for future reference.  The Supplements, Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, and are incorporated by reference, and can be obtained without charge by calling toll-free 1-855-754-7930.

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